BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Allocation of Purchase Price	The allocation of the purchase price was as follows (in thousands):

Cash and cash equivalents	$12,423
Accounts receivable	1,967
Other current assets	5,872
Fixed assets	109
Internally developed software	1,200
Other assets	528
Other intangible assets	76,000
Goodwill	18,042
Total assets acquired	116,141
Accounts payable and other liabilities	1,333
Other current liabilities	1,532
Deferred transaction revenues	5,689
Non-current liabilities	1,127
Deferred tax liability	11,227
Total liabilities assumed	20,908
Total purchase consideration	$95,233

Schedule of Estimated Useful Lives and Fair Value of Identifiable Intangible Assets at Acquisition Date
The estimated useful lives of intangible assets, primarily based on the expected period of benefit to the Company, and fair values of the identifiable intangible assets at acquisition date were as follows (in thousands):

	Fair Value	Estimated Useful Life
Exchange license	$63,000	Indefinite
Customer relationships	$13,000	15 years